Fair Value Measurement - Summary of Effect Adverse Changes in Estimated Fair Value of the Loans (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Fair Value Disclosures [Abstract]
Weighted average expected future recovery rates	9.80%
Increase by 10%	¥ 38,139
Decrease by 10%	¥ (38,139)